Note 22 - Income Tax Provision - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance	$ 590	$ 0
Gross increases – tax positions in prior periods	0	360
Gross increases – tax positions in current period	0	230
Balance	$ 590	$ 590